Consolidated Statements of Other Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Net income	$ 185,439	$ 166,074	$ 155,244
Other comprehensive income to be reclassified to profit or loss in subsequent periods
(Losses)/gains on cash flow hedges	0	(110)	(4,387)
Reclassification to income statement	0	100	7,327
Income tax relating to these items	0	3	(750)
Net (loss)/gain on cash flow hedge	0	(7)	2,190
Net other comprehensive income/(expense) to be reclassified to profit or loss in subsequent periods	0	(7)	2,190
Items not to be reclassified to profit or loss in subsequent periods
Re-measurement (losses)/gains on defined benefit plans	(58)	(82)	806
Income tax relating to these items	14	20	(205)
Net (loss)/gain on defined benefit plans	(44)	(62)	601
Cumulative translation adjustments	4	370	293
Net other comprehensive (loss)/income not to be reclassified to profit or loss in subsequent periods	(40)	308	894
Other comprehensive (loss)/gain, net of tax	(40)	301	3,084
Total comprehensive income, net of tax	$ 185,399	$ 166,375	$ 158,328